Equity - Summary of Classes of Share Capital - Preferred Shares (Detail) - CAD ($) shares in Millions, $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Nov. 01, 2017
Disclosure of classes of share capital [line items]
Amount	$ 95,499	$ 87,701	$ 80,040
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Number of shares	226.0	232.0
Amount	$ 5,650	$ 5,800	$ 5,000	$ 4,750
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 1 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 3 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 5 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 7 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 9 [member]
Disclosure of classes of share capital [line items]
Number of shares	8.0	8.0
Amount	$ 200	$ 200
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 11 [member]
Disclosure of classes of share capital [line items]
Number of shares		6.0
Amount		$ 150
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 12 [member]
Disclosure of classes of share capital [line items]
Number of shares	28.0	28.0
Amount	$ 700	$ 700
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 14 [member]
Disclosure of classes of share capital [line items]
Number of shares	40.0	40.0
Amount	$ 1,000	$ 1,000
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 16 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 18 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 20 [member]
Disclosure of classes of share capital [line items]
Number of shares	16.0	16.0
Amount	$ 400	$ 400
Preferred shares [member] | Issued capital [member] | Preferred Shares Class Series Twenty Two [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preferred shares [member] | Issued capital [member] | Preferred Shares Class Series Twenty Four [member]
Disclosure of classes of share capital [line items]
Number of shares	18.0	18.0
Amount	$ 450	$ 450